Ordinary Shares Issued at Nominal Value in Lieu of Services (Details Narrative)			6 Months Ended		12 Months Ended
	Nov. 30, 2022 $ / shares shares	Feb. 15, 2022 $ / shares shares	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 £ / shares	Nov. 30, 2022 £ / shares
Stock Issued During Period At Nominal Value [Line Items]
General and administrative expense | $			$ 8,066,209	$ 8,743,377	$ 17,986,528	$ 86,640,500
Advisor [Member]
Stock Issued During Period At Nominal Value [Line Items]
Stock issued during period, shares, issued for services						5,000,000
Common Stock [Member] | DBLP Sea Cow Limited [Member]
Stock Issued During Period At Nominal Value [Line Items]
Stock issued during period, shares, issued for services	27,246,461
Shares issued, price per share | $ / shares	$ 1.2
Share price | £ / shares								£ 0.0001
Expected term						2 years 6 months
Dividend payment rate						0.00%
Common Stock [Member] | Advisor [Member]
Stock Issued During Period At Nominal Value [Line Items]
Stock issued during period, shares, issued for services		5,000,000
Shares issued, price per share | $ / shares		$ 1.8
Share price | £ / shares							£ 0.0001
Expected term exercise						3 years 4 months 24 days
Dividend payment rate						0.00%
Retained Earnings [Member] | DBLP Sea Cow Limited [Member]
Stock Issued During Period At Nominal Value [Line Items]
General and administrative expense | $						$ 33,400,000
Retained Earnings [Member] | Advisor [Member]
Stock Issued During Period At Nominal Value [Line Items]
General and administrative expense | $						$ 18,400,000
Additional Stock Issued [Member] | Common Stock [Member] | Advisor [Member]
Stock Issued During Period At Nominal Value [Line Items]
Stock issued during period, shares, issued for services						5,000,000
Shares issued, price per share | $ / shares						$ 1.8
Black Scholes Merton Option Pricing Model [Member] | Common Stock [Member] | DBLP Sea Cow Limited [Member]
Stock Issued During Period At Nominal Value [Line Items]
Volatility						61.90%
Black Scholes Merton Option Pricing Model [Member] | Common Stock [Member] | Advisor [Member]
Stock Issued During Period At Nominal Value [Line Items]
Volatility						60.40%
Risk free rate						1.80%
Risk-free interest rate Minimum						0.00%
Risk-free interest rate Maximum						2.40%